SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT DEPRECIATION RATES (Details)	12 Months Ended
Dec. 31, 2022
Furniture and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation percentage	7.00%
Furniture and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation percentage	15.00%
Machines [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation percentage	10.00%
Machines [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation percentage	15.00%
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation percentage	33.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Rate of depreciation percentage	15.00%